February 21, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Income Funds File Nos. 002-89287 and 811-03967 Post-Effective Amendment No. 52

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Income Funds (“Trust”) is Post-Effective Amendment No. 52 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Class A, Class B, Advisor Class, and Institutional Class shares of beneficial interest in the First Investors Cash Management Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors International Opportunities Bond Fund, and First Investors Fund For Income under the 1933 Act (each, a “Fund,” and collectively, the “Funds”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission staff regarding Post-Effective Amendment No. 46; and (2) update other information and make other non-material changes to the Funds’ prospectus and statement of additional information.

The prospectus and statement of additional information are not marked to reflect the changes effected by the amendment, as otherwise required by Rule 472(a) under the 1933 Act, because the Trust has combined the prospectus and statement of additional information of new Advisor Class and Institutional Class shares of the Funds with the prospectus and statement of additional information of the existing Class A and Class B shares of the Trust.

The Trust elects that this filing become effective on February 25, 2013, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:           Mary Carty
Russell Shepherd
    First Investors Management Company, Inc.